Offerings	Jan. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,100,000,000 5.197% Senior Callable Fixed-to-Fixed Reset Rate Notes due January 16, 2031
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,100,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 168,410
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,150,000,000 5.574% Senior Callable Fixed-to-Fixed Reset Rate Notes due January 16, 2036
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,150,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 176,065
Offering Note
1	Final prospectus supplement